DEFERRED REVENUE	12 Months Ended
Dec. 31, 2021
Contract with Customer, Liability [Abstract]
DEFERRED REVENUE	DEFERRED REVENUE
As of December 31, 2021, the Company has entered into contracts with customers for which sales have not been recognized as the Company has not yet met revenue recognition criteria. As per customer arrangements, the Company invoices customers in advance of recognizing the sale of units and records advance deposits as deferred revenue, as reported in current liabilities.
The following table summarizes the balances of the Company’s deferred revenue as of December 31, 2021 and 2020 for contracts that are expected to be completed and revenue recognized in the subsequent twelve month period (in thousands):

	2021	2020
Deferred revenue - units shipped in August 2021	$383	$—
Deferred revenue - units shipped in September 2021	171	—
Other deferred revenue	3,109	—
Total deferred revenue	$3,663	$—
As of December 31, 2020, the Company had recorded customer deposits of $2,258 thousand which were classified as other non-current liabilities. The balance has been reclassified to current liabilities as of December 31, 2021 based on expected contract fulfillment in 2022.